UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 10.3%
Automobiles & Components – 0.2%
39,363	General Motors Co.	$ 1,181,677
5,550	Lear Corp.	603,729

		1,785,406

Banks – 0.4%
23,886	Fifth Third Bancorp	451,684
63,597	KeyCorp	827,397
59,826	Regions Financial Corp.	539,032
15,243	SunTrust Banks, Inc.	582,892
27,236	Synovus Financial Corp.	806,186
12,346	U.S. Bancorp	506,310
11,386	Wells Fargo & Co.	584,671
22,352	Zions Bancorporation	615,574

		4,913,746

Capital Goods – 0.6%
3,653	3M Co.	517,886
5,443	Danaher Corp.	463,798
6,787	Graco, Inc.	454,933
90,787	KBR, Inc.	1,512,512
15,644	MSC Industrial Direct Co., Inc. Class A	954,753
48,148	Quanta Services, Inc.*	1,165,663
15,779	Spirit AeroSystems Holdings, Inc. Class A*	762,757
3,520	The Boeing Co.	460,944
8,979	Triumph Group, Inc.	377,836
7,464	United Rentals, Inc.*	448,213

		7,119,295

Commercial & Professional Services – 0.3%
57,851	Clean Harbors, Inc.*	2,543,709
21,680	KAR Auction Services, Inc.	769,640
9,190	Waste Connections, Inc.	446,450

		3,759,799

Consumer Durables & Apparel – 0.1%
12,388	Jarden Corp.*	605,526
306	NVR, Inc.*	466,717
3,405	Whirlpool Corp.	501,420

		1,573,663

Consumer Services – 0.2%
679	Chipotle Mexican Grill, Inc.*	489,050
31,284	H&R Block, Inc.	1,132,481
10,141	Starbucks Corp.	576,414

		2,197,945

Diversified Financials – 0.7%
55,449	Ally Financial, Inc.*	1,130,051
14,669	Berkshire Hathaway, Inc. Class B*	1,912,838
8,634	Discover Financial Services	448,882
16,580	E*TRADE Financial Corp.*	436,551
50,298	Interactive Brokers Group, Inc. Class A	1,985,262
7,275	McGraw Hill Financial, Inc.	629,287
32,184	NorthStar Asset Management Group, Inc.	462,162
10,549	The Bank of New York Mellon Corp.	412,993
15,702	Voya Financial, Inc.	608,767

		8,026,793

Shares	Description	Value
Common Stocks – (continued)
Energy – 0.7%
12,403	Baker Hughes, Inc.	$ 645,452
10,311	Cheniere Energy, Inc.*	498,021
4,281	Cimarex Energy Co.	438,717
6,069	Concho Resources, Inc.*	596,583
7,415	Diamondback Energy, Inc.	479,009
10,285	Exxon Mobil Corp.	764,690
16,439	Golar LNG Ltd.	458,319
27,531	Gulfport Energy Corp.*	817,120
8,970	Hess Corp.	449,038
50,325	Kinder Morgan, Inc.	1,392,996
22,349	Newfield Exploration Co.*	735,282
4,228	Pioneer Natural Resources Co.	514,294
19,906	The Williams Companies, Inc.	733,536

		8,523,057

Food & Staples Retailing – 0.2%
5,671	CVS Health Corp.	547,138
8,628	Walgreens Boots Alliance, Inc.	716,987
37,772	Whole Foods Market, Inc.	1,195,484

		2,459,609

Food, Beverage & Tobacco – 0.0%
10,543	Tyson Foods, Inc. Class A	454,403

Health Care Equipment & Services – 0.7%
3,873	Aetna, Inc.	423,745
9,137	Alere, Inc.*	439,947
4,338	Becton, Dickinson and Co.	575,479
16,258	Brookdale Senior Living, Inc.*	373,284
3,393	Cigna Corp.	458,123
7,716	Community Health Systems, Inc.*	330,013
5,433	Express Scripts Holding Co.*	439,856
7,091	HCA Holdings, Inc.*	548,560
6,600	Henry Schein, Inc.*	875,952
9,775	Medtronic PLC	654,338
11,685	Quest Diagnostics, Inc.	718,277
4,651	UnitedHealth Group, Inc.	539,562
14,028	Zimmer Biomet Holdings, Inc.	1,317,650

		7,694,786

Household & Personal Products – 0.1%
16,377	Herbalife Ltd.*	892,547

Insurance – 0.2%
26,639	American International Group, Inc.	1,513,628
21,833	Assured Guaranty Ltd.	545,825
17,414	MetLife, Inc.	821,070

		2,880,523

Materials – 0.3%
3,170	Air Products & Chemicals, Inc.	404,429
8,067	CF Industries Holdings, Inc.	362,208
6,860	Cytec Industries, Inc.	506,611

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
8,186	Eagle Materials, Inc.	$ 560,086
9,516	FMC Corp.	322,688
40,210	Owens-Illinois, Inc.*	833,151

		2,989,173

Media – 0.5%
10,018	Comcast Corp. Class A	569,824
16,452	Liberty Broadband Corp.*	841,849
10,015	The Madison Square Garden Co. Class A*	722,482
7,140	The Walt Disney Co.	729,708
3,687	Time Warner Cable, Inc.	661,337
5,780	Time Warner, Inc.	397,375
44,169	Tribune Media Co.	1,572,416
23,927	Twenty-First Century Fox, Inc. Class B	647,704

		6,142,695

Pharmaceuticals, Biotechnology & Life Sciences – 1.0%
29,966	AbbVie, Inc.	1,630,450
3,895	Alexion Pharmaceuticals, Inc.*	609,139
10,786	Allergan PLC*	2,931,743
6,634	Celgene Corp.*	717,600
5,538	Endo International PLC*	383,673
13,597	Gilead Sciences, Inc.	1,335,089
3,435	Jazz Pharmaceuticals PLC*	456,202
12,078	Johnson & Johnson	1,127,481
12,299	Merck & Co., Inc.	607,448
16,257	Mylan NV*	654,507
36,412	Pfizer, Inc.	1,143,701

		11,597,033

Real Estate – 0.6%
80,862	American Capital Agency Corp. (REIT)	1,512,120
8,601	American Tower Corp. (REIT)	756,716
2,903	Equinix, Inc. (REIT)	793,680
27,548	Forest City Enterprises, Inc. Class A*	554,541
2,810	Jones Lang LaSalle, Inc.	403,994
51,007	NorthStar Realty Finance Corp. (REIT)	629,937
23,493	Starwood Property Trust, Inc. (REIT)	482,076
3,284	The Howard Hughes Corp.*	376,806
7,972	WP Carey, Inc. (REIT)	460,861
45,993	WP GLIMCHER, Inc. (REIT)	536,278

		6,507,009

Retailing – 0.7%
2,055	Amazon.com, Inc.*	1,051,934
43,406	Cabela’s, Inc.*	1,979,314
6,304	Dollar General Corp.	456,662
6,965	Dollar Tree, Inc.*	464,287
4,616	Expedia, Inc.	543,211
23,270	HomeAway, Inc.*	617,586

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
31,872	Liberty Interactive Corp QVC Group Series A*	$ 836,002
30,183	Liberty Ventures Series A*	1,217,884
18,303	LKQ Corp.*	519,073
5,985	Netflix, Inc.*	618,011

		8,303,964

Semiconductors & Semiconductor Equipment – 0.3%
28,594	Lam Research Corp.	1,868,046
38,437	Marvell Technology Group Ltd.	347,855
69,481	Micron Technology, Inc.*	1,040,825
6,562	Skyworks Solutions, Inc.	552,586

		3,809,312

Software & Services – 1.3%
9,497	Cognizant Technology Solutions Corp. Class A*	594,607
30,339	eBay, Inc.*	741,485
37,172	Facebook, Inc. Class A*	3,341,763
26,753	FireEye, Inc.*	851,280
3,940	Google, Inc. Class A*	2,515,178
2,125	Google, Inc. Class C*	1,292,893
2,703	LinkedIn Corp. Class A*	513,921
13,843	Mastercard, Inc. Class A	1,247,531
29,218	Microsoft Corp.	1,293,189
13,340	Oracle Corp.	481,841
7,631	salesforce.com inc*	529,820
13,253	Visa, Inc. Class A	923,204
6,185	Workday, Inc. Class A*	425,899
22,156	Yahoo!, Inc.*	640,530

		15,393,141

Technology Hardware & Equipment – 0.7%
43,942	Apple, Inc.	4,846,803
18,638	Cisco Systems, Inc.	489,247
35,733	EMC Corp.	863,309
18,854	NCR Corp.*	428,929
4,963	Palo Alto Networks, Inc.*	853,636
9,312	QUALCOMM, Inc.	500,334
9,179	Zebra Technologies Corp. Class A*	702,652

		8,684,910

Telecommunication Services – 0.0%
13,274	AT&T, Inc.	432,467

Transportation – 0.5%
3,959	Amerco, Inc.	1,557,748
15,958	American Airlines Group, Inc.	619,649
29,939	Copa Holdings SA Class A	1,255,342
29,512	Delta Air Lines, Inc.	1,324,204
8,602	Macquarie Infrastructure Corp.	642,225
6,110	Union Pacific Corp.	540,185

		5,939,353

Utilities – 0.0%
9,599	American Water Works Co., Inc.	528,713

TOTAL COMMON STOCKS (Cost $130,817,889)		$ 122,609,342

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 4.9%
173,280	Energy Select Sector SPDR Fund	$ 10,604,736
228,200	Health Care Select Sector SPDR Fund	15,113,686
987,066	Vanguard FTSE Emerging Markets Fund	32,662,014

TOTAL EXCHANGE TRADED FUNDS (Cost $59,273,192)		$ 58,380,436

Investment Company(a)(b) – 75.0%
Goldman Sachs Financial Square Government Fund – FST Shares
890,408,837	0.025%	$ 890,408,837
(Cost $890,408,837)

TOTAL INVESTMENTS – 90.2% (Cost $1,080,499,918)		$1,071,398,615

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.8%		116,386,764

NET ASSETS – 100.0%		$1,187,785,379

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represent an affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

UBS AG	AUD	340,000	USD	238,005	10/23/15	$238,365	$360
	BRL	1,720,000	USD	423,270	10/26/15	430,150	6,880
	KRW	540,000,000	USD	451,883	10/26/15	455,105	3,222
	MXN	3,000,000	USD	175,012	10/23/15	177,141	2,129
	NZD	200,000	USD	126,829	10/23/15	127,658	830
	SGD	75,000	USD	52,514	10/23/15	52,665	151
	TWD	1,200,000	USD	36,090	10/26/15	36,281	190
	USD	3,715,178	AUD	5,220,000	10/23/15	3,659,606	55,572
	USD	7,029,067	CAD	9,320,000	10/23/15	6,983,108	45,959
	USD	4,351,388	CHF	4,210,000	10/23/15	4,322,790	28,598
	USD	1,502,909	CZK	36,400,000	10/23/15	1,496,493	6,416
	USD	11,130,205	EUR	9,920,000	10/23/15	11,088,144	42,061
	USD	8,959,940	GBP	5,830,000	10/23/15	8,818,427	141,513
	USD	990,656	HUF	276,000,000	10/26/15	983,463	7,193
	USD	16,755	JPY	2,000,000	10/23/15	16,676	79
	USD	2,387,807	KRW	2,820,000,000	10/26/15	2,376,659	11,148
	USD	1,971,252	MXN	33,000,000	10/23/15	1,948,555	22,697
	USD	2,016,185	NOK	16,700,000	10/23/15	1,960,964	55,221
	USD	1,893,370	PLN	7,140,000	10/23/15	1,877,608	15,762
	USD	503,909	SEK	4,200,000	10/23/15	502,030	1,879
	USD	3,345,074	SGD	4,725,000	10/23/15	3,317,903	27,171
	USD	6,005,974	TWD	196,200,000	10/26/15	5,931,901	74,073
	USD	2,014,453	ZAR	27,300,000	10/23/15	1,962,656	51,797

TOTAL							$600,901

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG	GBP	770,000	USD	1,172,595	10/23/15	$1,164,698	$(7,897)
	JPY	6,000,000	USD	50,070	10/23/15	50,027	(43)
	USD	1,287,459	AUD	1,840,000	10/23/15	1,289,976	(2,517)
	USD	1,762,656	BRL	7,120,000	10/26/15	1,780,619	(17,963)
	USD	238,938	CAD	320,000	10/23/15	239,764	(826)
	USD	420,229	CHF	410,000	10/23/15	420,984	(755)
	USD	580,316	EUR	520,000	10/23/15	581,233	(917)
	USD	355,664	HUF	100,000,000	10/26/15	356,327	(663)
	USD	1,214,078	JPY	146,000,000	10/23/15	1,217,332	(3,254)
	USD	1,119,460	KRW	1,340,000,000	10/26/15	1,129,335	(9,875)
	USD	790,360	MXN	13,500,000	10/23/15	797,136	(6,776)
	USD	339,213	NOK	2,900,000	10/23/15	340,526	(1,313)
	USD	4,246,501	NZD	6,740,000	10/23/15	4,302,082	(55,581)
	USD	606,704	SEK	5,100,000	10/23/15	609,607	(2,903)
	USD	1,171,231	SGD	1,675,000	10/23/15	1,176,188	(4,957)
	USD	162,678	TWD	5,400,000	10/26/15	163,263	(585)
	USD	169,320	ZAR	2,380,000	10/23/15	171,104	(1,784)

TOTAL							$(118,609)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	14	December 2015	$9,777,657	$4,194
90 Day Bank Bill	41	March 2016	28,643,704	10,865
90 Day Bank Bill	58	June 2016	40,525,335	13,597
90 Day Eurodollar	38	December 2015	9,460,575	37,514
90 Day Eurodollar	66	March 2016	16,414,200	84,925
90 Day Eurodollar	98	June 2016	24,341,975	131,857
90 Day Eurodollar	117	September 2016	29,018,925	128,736
90 Day Eurodollar	118	December 2016	29,221,225	137,167
90 Day Eurodollar	94	March 2017	23,248,550	125,604
90 Day Eurodollar	94	June 2017	23,218,000	127,529
90 Day Eurodollar	94	September 2017	23,189,800	111,170
90 Day Sterling	44	December 2015	8,270,204	28,901
90 Day Sterling	51	March 2016	9,581,098	39,829
90 Day Sterling	60	June 2016	11,263,937	48,680
90 Day Sterling	62	September 2016	11,627,678	55,668
90 Day Sterling	62	December 2016	11,614,782	50,932
90 Day Sterling	62	March 2017	11,601,886	42,208
90 Day Sterling	62	June 2017	11,588,990	43,902
90 Day Sterling	62	September 2017	11,577,266	44,495
Brent Crude Futures	(32)	November 2015	(1,569,600)	36,886
CAC 40 Index	(13)	October 2015	(646,634)	(8,178)
Cocoa Futures	20	December 2015	622,800	(4,020)
Coffee “C” Futures	(5)	December 2015	(227,531)	(4,909)
Copper Futures	(26)	December 2015	(1,521,650)	(21,046)
Corn Futures	(40)	December 2015	(775,500)	(17,836)
Cotton No. 2 Futures	14	December 2015	423,080	(23,112)
DAX Index	(8)	December 2015	(2,158,705)	59,055
Euro CHF 3-Month ICE	(9)	December 2015	(2,326,185)	(245)
EURO STOXX 50 Index	1,246	December 2015	43,035,387	(1,935,536)
Euro-Bobl	214	December 2015	30,851,727	90,697
Euro-Bund	108	December 2015	18,848,884	245,058
Euro-Schatz	527	December 2015	65,570,652	(1,500)
Feeder Cattle Futures	2	November 2015	172,600	(18,406)
FTSE 100 Index	261	December 2015	23,762,708	(384,072)
FTSE/MIB Index	1	December 2015	118,662	(1,519)
Gasoline RBOB Futures	(18)	October 2015	(1,033,225)	5,085
Gold 100 oz. Futures	(25)	December 2015	(2,788,000)	(9,089)
Hang Seng Index	(10)	October 2015	(1,341,411)	11,198
Hard Red Winter Wheat Futures	(2)	December 2015	(50,175)	(1,998)
IBEX 35 Index	(14)	October 2015	(1,492,446)	53,152
KOSPI 200 Index	(17)	December 2015	(1,695,267)	(40,123)
Lean Hogs Futures	(6)	December 2015	(160,140)	(7,418)
Lean Hogs Futures	2	December 2015	104,740	(11,866)
LME Lead Futures	48	October 2015	1,998,000	(62,925)
LME Lead Futures	(48)	October 2015	(1,998,000)	54,531
LME Lead Futures	10	November 2015	417,313	(9,267)
LME Lead Futures	(48)	November 2015	(2,003,100)	49,412
LME Nickel Futures	24	October 2015	1,494,216	45,580
LME Nickel Futures	(24)	October 2015	(1,494,216)	57,778
LME Nickel Futures	2	November 2015	124,656	4,789
LME Nickel Futures	(24)	November 2015	(1,495,872)	(51,014)
LME Primary Aluminum Futures	80	October 2015	3,154,500	(90,063)
LME Primary Aluminum Futures	(80)	October 2015	(3,154,500)	43,087
LME Primary Aluminum Futures	2	November 2015	78,138	(3,167)
LME Primary Aluminum Futures	(66)	November 2015	(2,578,538)	74,839
LME Zinc Futures	47	October 2015	1,975,175	(150,548)
LME Zinc Futures	(47)	October 2015	(1,975,175)	215,108
LME Zinc Futures	3	November 2015	126,356	(2,776)
LME Zinc Futures	(44)	November 2015	(1,853,225)	117,659
Long Gilt	49	December 2015	8,825,293	126,550
Low Sulphur Gas Oil Futures	(31)	November 2015	(1,447,700)	40,113
NASDAQ 100 E-mini Index	27	December 2015	2,248,020	(73,516)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Natural Gas Futures	(70)	October 2015	$(1,766,800)	$167,198
NY Harbor USLD Futures	(20)	October 2015	(1,291,416)	30,105
Russell 2000 Mini Index	275	December 2015	30,137,250	(1,597,963)
S&P 500 E-Mini Index	(1,177)	December 2015	(112,326,995)	1,336,344
S&P Mid Cap 400 E-mini Index	(13)	December 2015	(1,771,770)	14,447
S&P/TSX 60 Index	(18)	December 2015	(2,104,159)	13,096
Silver Futures	(12)	December 2015	(871,080)	3,637
Soybean Futures	(44)	November 2015	(1,962,400)	46,628
Sugar #11 (World) Futures	(117)	February 2016	(1,687,795)	(129,548)
TSE TOPIX Index	86	December 2015	10,118,701	(318,685)
U.S. Long Bond	60	December 2015	9,440,625	83,887
Wheat Futures	12	December 2015	307,650	5,038
WTI Crude Oil Futures	(37)	October 2015	(1,668,330)	21,618
2 Year U.S. Treasury Notes	279	December 2015	61,109,719	61,138
5 Year U.S. Treasury Notes	161	December 2015	19,403,016	104,575
10 Year Canadian Government Bonds	93	December 2015	9,881,206	(97,544)
10 Year Japanese Government Bonds	12	December 2015	14,820,323	20,300
10 Year U.S. Treasury Notes	181	December 2015	23,300,922	211,841

TOTAL				$(359,687)

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on September 30, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$212,690	5.000%	12/20/20	5.003%	$(141,424)	$449,824

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Russell Top 200 Growth Index Total Return	$57,306	0.157%	11/25/15	$503,952
	Russell Top 200 Value Index Total Return	56,508	(0.157)	11/25/15	(51,201)
	Russell Top 200 Value Index Total Return	28,463	(0.157)	12/24/15	(375,730)
JPMorgan Chase Bank, N.A.	Bloomberg Roll Select Commodity Total Return Index	10,264	(0.005)	12/23/15	63,611
Morgan Stanley Co., Inc.	Russell Top 200 Growth Index Total Return	26,348	0.157	12/24/15	833,004

TOTAL					$973,636

(a)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At September 30, 2015, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	40	$1,900	October 2015	$(123,400)
	39	1,925	October 2015	(151,125)
	38	1,950	October 2015	(203,110)
	37	1,975	October 2015	(266,030)
	36	2,000	October 2015	(327,600)
	35	2,025	October 2015	(402,500)
	34	2,050	October 2015	(473,620)
	33	2,075	October 2015	(579,480)
	33	2,100	October 2015	(654,192)
	32	2,125	October 2015	(703,040)
	34	1,825	November 2015	(107,950)
	33	1,850	November 2015	(127,710)
	32	1,875	November 2015	(147,200)
	31	1,900	November 2015	(176,700)
	31	1,925	November 2015	(207,545)
	30	1,950	November 2015	(237,450)
	29	1,975	November 2015	(258,100)
	28	2,000	November 2015	(299,180)
	28	2,025	November 2015	(377,440)
	25	1,800	December 2015	(97,500)
	25	1,825	December 2015	(114,125)
	24	1,850	December 2015	(127,200)
	23	1,875	December 2015	(142,600)
	23	1,900	December 2015	(167,900)
	22	1,925	December 2015	(180,840)
	22	1,950	December 2015	(213,400)
	21	1,975	December 2015	(239,400)
	20	2,000	December 2015	(238,800)

Total (Premiums Received $4,818,574)	838			$(7,345,137)

For the period ended September 30, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	2,773	$7,265,961

Contracts written	8,086	30,229,616
Contracts bought to close	(3,733)	(14,637,146)
Contracts expired	(6,288)	(18,039,857)

Contracts Outstanding September 30, 2015	838	$4,818,574

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,082,278,070

Gross unrealized gain	5,875,533
Gross unrealized loss	(16,754,988)

Net unrealized security loss	$(10,879,455)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 52.0%
Collateralized Mortgage Obligations – 4.8%
Agency Multi-Family(a) – 2.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 6,088,892
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	17,250,279

			23,339,171

Regular Floater(a)(c) – 0.9%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
111,309	0.747	02/25/48	111,036
FHLMC REMIC Series 3371, Class FA
397,795	0.807	09/15/37	402,597
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
454,595	0.554	12/07/20	455,447
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
629,198	0.653	10/07/20	631,926
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
831,140	0.573	11/06/17	832,406
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
1,929,696	0.603	02/06/20	1,934,295
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,274,965	0.603	03/11/20	1,278,700
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
872,452	0.583	03/06/20	873,713
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A
504,907	0.583	04/06/20	504,907
National Credit Union Administration Guaranteed Notes Series 2011-R6, Class 1A
57,254	0.583	05/07/20	57,254

			7,082,281

Sequential Fixed Rate – 1.0%
FHLMC REMIC Series 2755, Class ZA
787,799	5.000	02/15/34	869,884
FHLMC REMIC Series 4273, Class PD
2,631,582	6.500	11/15/43	3,054,588
FNMA REMIC Series 2012-111, Class B
874,194	7.000	10/25/42	999,343
FNMA REMIC Series 2012-153, Class B
2,828,011	7.000	07/25/42	3,316,537
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 2A(c)
20,311	1.840	10/07/20	20,318

			8,260,670

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 38,682,122

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 47.2%
Adjustable Rate FNMA(a) – 0.2%
$1,237,486	2.550%	05/01/33	$ 1,323,646
721,766	2.495	10/01/36	771,316

			2,094,962

FHLMC – 1.7%
155	5.000	09/01/16	162
1,341	5.000	11/01/16	1,394
499	5.000	12/01/16	519
2,933	5.000	01/01/17	3,050
4,151	5.000	01/01/18	4,304
45,649	5.000	02/01/18	47,391
30,701	5.000	03/01/18	31,936
19,273	5.000	04/01/18	20,041
14,030	5.000	05/01/18	14,608
11,283	5.000	06/01/18	11,767
24,124	5.000	07/01/18	25,215
6,352	5.000	08/01/18	6,619
3,450	5.000	10/01/18	3,613
6,436	5.000	11/01/18	6,733
599	5.000	02/01/19	632
132,375	5.500	01/01/20	140,548
93,710	5.000	11/01/25	102,589
183,361	5.000	08/01/28	200,552
17,065	5.000	01/01/33	18,843
1,682	5.000	03/01/33	1,852
13,109	5.000	04/01/33	14,429
3,399	5.000	05/01/33	3,741
8,396	5.000	06/01/33	9,242
48,697	5.000	07/01/33	53,603
66,164	5.000	08/01/33	72,835
6,003	5.000	09/01/33	6,608
13,802	5.000	10/01/33	15,192
39,972	5.000	11/01/33	43,999
15,201	5.000	12/01/33	16,733
15,487	5.000	01/01/34	17,047
52,653	5.000	02/01/34	57,951
19,921	5.000	03/01/34	21,919
36,162	5.000	04/01/34	39,789
54,841	5.000	05/01/34	60,365
693,517	5.000	06/01/34	763,345
10,240	5.000	11/01/34	11,267
196,074	5.000	04/01/35	215,829
3,501,966	5.000	07/01/35	3,853,194
19,893	5.000	11/01/35	21,898
121,752	5.000	03/01/36	134,289
50,209	5.000	03/01/37	54,982
124,396	5.000	12/01/37	136,222
293,618	5.000	02/01/38	321,684
780,782	5.000	03/01/38	855,415
382,879	5.000	07/01/38	419,478
385,979	5.000	11/01/38	422,873
870,650	5.000	12/01/38	953,418
475,254	5.000	01/01/39	520,682
112,230	5.000	02/01/39	122,958
2,722,203	7.000	02/01/39	3,193,300
787,411	5.000	06/01/41	862,266

			13,938,921

FNMA – 24.1%
24,821	5.000	03/01/18	25,767
85,172	5.000	04/01/18	88,638
14,889	6.000	12/01/18	16,769
1,292	5.500	01/01/19	1,366

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$30,480	5.500%	02/01/19	$ 32,039
16,345	6.000	02/01/19	18,408
28,837	5.500	03/01/19	30,358
20,156	5.500	04/01/19	21,185
18,320	6.000	04/01/19	20,632
11,875	5.500	05/01/19	12,529
56,715	5.500	06/01/19	59,468
168,330	5.500	07/01/19	177,117
153,527	5.500	08/01/19	162,393
132,607	5.500	09/01/19	140,489
36,825	5.500	10/01/19	39,024
41,888	5.500	11/01/19	44,448
72,162	5.500	12/01/19	76,261
5,302	5.500	01/01/20	5,657
2,896	5.500	06/01/20	3,047
837,332	5.500	07/01/20	890,428
16,528	6.000	12/01/21	18,624
15,770	6.000	01/01/23	17,774
10,847	6.000	03/01/34	12,399
39,018	6.000	08/01/34	44,589
320,045	6.000	08/01/35	368,537
215,171	6.000	09/01/35	243,427
160,194	6.000	10/01/35	181,231
213,692	6.000	11/01/35	245,349
365,809	6.000	03/01/36	413,846
2,276	6.000	06/01/36	2,570
6,335	6.000	07/01/36	7,152
484,841	6.000	12/01/36	555,457
28,094	6.000	01/01/37	31,717
553,223	6.000	02/01/37	633,397
2,440	6.000	04/01/37	2,790
15,006	6.000	05/01/37	16,940
171,810	6.000	06/01/37	196,006
139,867	6.000	07/01/37	159,457
483,813	6.000	08/01/37	550,881
127,029	6.000	09/01/37	143,390
31,574	6.000	10/01/37	35,640
186,426	5.000	11/01/37	207,407
151,317	6.000	11/01/37	173,590
186,432	6.000	12/01/37	210,493
647,064	6.000	01/01/38	737,550
5,823	6.000	03/01/38	6,573
15,464	6.000	04/01/38	17,456
46,245	6.000	05/01/38	52,201
4,534	6.000	09/01/38	5,147
161,484	6.000	10/01/38	185,287
4,475	6.000	12/01/38	5,051
5,397	6.000	01/01/39	6,092
1,664,949	7.000	03/01/39	1,901,205
19,559	4.000	08/01/39	20,867
42,510	6.000	10/01/39	47,985
40,584	4.500	02/01/40	43,969
7,308	6.000	04/01/40	8,249
72,043	6.000	05/01/41	81,321
411,178	5.000	07/01/41	455,396
269,960	4.500	08/01/41	293,718
132,482	3.500	01/01/45	138,326
879,062	3.500	02/01/45	917,837
708,096	3.500	03/01/45	739,330
144,179	3.500	04/01/45	150,538
602,636	3.500	05/01/45	629,218

Principal Amount	Interest Rate		Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,296,832	3.500%		07/01/45		$ 1,354,036
142,872,859	3.500		08/01/45		149,162,809
26,291,631	3.500		09/01/45		27,451,519
3,000,000	6.000		TBA-30yr	(d)	3,390,000

					194,140,366

GNMA – 21.2%
86,999,969	3.000		07/20/45		88,909,888
61,999,960	3.000		08/20/45		63,361,051
10,000,000	3.000		09/20/45		10,219,531
8,000,000	3.000		TBA-30yr	(d)	8,162,500

					170,652,970

TOTAL FEDERAL AGENCIES					$380,827,219

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $415,744,527)					$419,509,341

Asset-Backed Securities(c) – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$68,540	7.000%		09/25/37		$ 67,965
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(a)
120,683	6.712		09/25/37		121,853

					189,818

TOTAL ASSET-BACKED SECURITIES (Cost $189,577)					$ 189,818

U.S. Treasury Obligations – 20.0%
United States Treasury Bonds
$1,100,000	2.750%		11/15/42		$ 1,071,499
11,800,000	3.625	(e)	08/15/43		13,587,465
5,650,000	3.750		11/15/43		6,653,214
10,400,000	3.625	(e)	02/15/44		11,961,040
4,900,000	3.375	(e)	05/15/44		5,378,485
5,700,000	3.000		11/15/44		5,821,866
5,400,000	3.000		05/15/45		5,526,522
United States Treasury Inflation-Protected Securities
7,208,614	2.500		07/15/16		7,329,142
4,728,285	0.125		04/15/17		4,711,311
United States Treasury Notes
3,900,000	1.500		05/31/19		3,952,650
7,500,000	1.625		08/31/19		7,629,301
6,300,000	1.750		09/30/19		6,434,001
4,000,000	1.250		01/31/20		3,996,200
9,000,000	1.375		02/29/20		9,041,580
6,100,000	1.375		03/31/20		6,119,032
3,600,000	1.375		04/30/20		3,609,828
13,100,000	1.625		06/30/20		13,266,631
6,600,000	2.250		04/30/21		6,851,394
2,600,000	2.000		05/31/21		2,662,478
6,600,000	2.000		10/31/21		6,738,864
4,600,000	2.125		12/31/21		4,724,982
3,000,000	1.750		02/28/22		3,010,710
6,800,000	1.875		05/31/22		6,865,416
800,000	2.125		06/30/22		820,896
5,800,000	1.750		09/30/22		5,797,738
7,200,000	2.250		11/15/24		7,335,216

TOTAL U.S. TREASURY OBLIGATIONS (Cost $155,472,738)					$160,897,461

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Investment Company(a)(f) – 16.9%
Goldman Sachs Financial Square Government Fund – FST Shares
$136,480,276	0.025%		$136,480,276
(Cost $136,480,276)

TOTAL INVESTMENTS – 88.9% (Cost $707,887,118)			$717,076,896

OTHER ASSETS IN EXCESS OF LIABILITIES – 11.1%			89,313,663

NET ASSETS – 100.0%			$806,390,559

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $111,036, which represents less than 0.05% of net assets as of September 30, 2015.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $11,552,500 which represents approximately 1.4% of net assets as of September 30, 2015.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.500%	TBA-30yr	10/25/45	$(172,000,000)	$(179,390,634)
GNMA	3.000	TBA-30yr	10/15/45	(159,000,000)	(162,229,688)

Total (Proceeds Received: $338,767,032)					$(341,620,322)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(192)	December 2015	$(30,210,000)	$(343,152)
U.S. Ultra Long Treasury Bond	(203)	December 2015	(32,562,469)	(292,428)
2 Year U.S. Treasury Notes	(43)	December 2015	(9,418,344)	(30,625)
5 Year U.S. Treasury Notes	(387)	December 2015	(46,639,547)	(263,547)
10 Year U.S. Treasury Notes	125	December 2015	16,091,797	135,539

TOTAL				$(794,213)

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$14,000	(a)	12/16/17	3 Month LIBOR	1.500%	$(136,104)	$(42,390)
	22,100	(a)	12/16/20	3 Month LIBOR	2.000	(304,114)	(257,458)
	38,600	(a)	12/16/22	3 Month LIBOR	2.250	(566,800)	(662,247)
	6,100	(a)	12/16/30	3 Month LIBOR	2.500	42,312	(177,115)
	100		06/19/43	2.750%	3 Month LIBOR	(9,852)	15,157

TOTAL						$(974,558)	$(1,124,053)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2015.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	S&P GSCI 6 Month Forward Index	$194,777	(0.24)%	11/24/15	$(12,138,631)
		5,110	(0.17)	08/29/16	(318,309)
Macquarie Bank Ltd.	S&P GSCI 6 Month Forward Index	153,243	(0.25)	08/15/16	(3,935,091)
Merrill Lynch International	S&P GSCI 3 Month Forward Index	214,266	(0.20)	11/20/15	(13,765,052)
Societe Generale SA	S&P GSCI 6 Month Forward Index	112,322	(0.23)	03/16/16	(3,562,507)
UBS AG	S&P GSCI 6 Month Forward Index	168,401	(0.25)	08/26/16	(10,490,500)

TOTAL					$(44,210,090)

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$707,888,391

Gross unrealized gain	9,705,493
Gross unrealized loss	(516,988)

Net unrealized security gain	$9,188,505

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 34.5%
Automobiles & Components – 2.9%
44,600	Bridgestone Corp.	$ 1,543,435
10,139	Continental AG	2,165,547
129,200	Daihatsu Motor Co. Ltd.	1,494,510
42,900	Fuji Heavy Industries Ltd.	1,543,735
99,100	Mazda Motor Corp.	1,565,909
201,300	Mitsubishi Motors Corp.	1,539,605
70,300	NOK Corp.	1,520,990
121,003	Pirelli & C. SpA	2,024,867
110,400	Sumitomo Rubber Industries Ltd.	1,532,482
87,700	The Yokohama Rubber Co. Ltd.	1,546,776
75,600	Yamaha Motor Co. Ltd.	1,520,941

		17,998,797

Banks – 2.7%
136,493	Banco Popolare SC*	2,019,472
196,384	Commerzbank AG*	2,074,165
178,760	Credit Agricole SA	2,058,014
325,000	Fukuoka Financial Group, Inc.	1,547,928
246,300	Mitsubishi UFJ Financial Group, Inc.	1,488,204
47,582	Societe Generale SA	2,126,487
39,300	Sumitomo Mitsui Financial Group, Inc.	1,490,268
413,000	Sumitomo Mitsui Trust Holdings, Inc.	1,513,664
290,951	Unione di Banche Italiane SCpA	2,064,440

		16,382,642

Capital Goods – 4.6%
117,998	ABB Ltd. (Registered)*	2,087,801
70,820	ACS Actividades de Construccion y Servicios SA	2,037,635
40,014	AGCO Corp.	1,865,853
32,294	Dover Corp.	1,846,571
406,000	Ebara Corp.	1,499,830
42,394	Emerson Electric Co.	1,872,543
400,000	Fuji Electric Co. Ltd.	1,450,669
148,900	Hino Motors Ltd.	1,517,414
122,870	Joy Global, Inc.	1,834,449
35,028	Lincoln Electric Holdings, Inc.	1,836,518
164,000	Mitsubishi Electric Corp.	1,502,329
29,770	MSC Industrial Direct Co., Inc. Class A	1,816,863
241,000	OKUMA Corp.	1,506,950
51,792	Oshkosh Corp.	1,881,603
36,633	Schneider Electric SE	2,051,414
38,510	WESCO International, Inc.*	1,789,560

		28,398,002

Commercial & Professional Services – 1.2%
28,445	Adecco SA (Registered)*	2,083,186
23,024	Manpowergroup, Inc.	1,885,435
34,175	Randstad Holding NV	2,042,668
48,400	Recruit Holdings Co. Ltd.	1,451,241

		7,462,530

Consumer Durables & Apparel – 2.4%
65,700	Bandai Namco Holdings, Inc.	1,524,813
66,495	Coach, Inc.	1,923,700
32,582	Fossil Group, Inc.*	1,820,682

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
12,318	LVMH Moet Hennessy Louis Vuitton SE	$ 2,097,055
44,997	Michael Kors Holdings Ltd.*	1,900,673
17,397	Ralph Lauren Corp.	2,055,630
145,000	Sekisui Chemical Co. Ltd.	1,526,199
5,616	The Swatch Group AG	2,082,809

		14,931,561

Diversified Financials – 0.3%
77,330	Deutsche Bank AG (Registered)	2,086,920

Energy – 1.4%
30,806	Dril-Quip, Inc.*	1,793,525
39,239	Helmerich & Payne, Inc.	1,854,435
169,100	Inpex Corp.	1,511,879
49,690	National Oilwell Varco, Inc.	1,870,828
138,966	Superior Energy Services, Inc.	1,755,141

		8,785,808

Food & Staples Retailing – 1.2%
71,448	Carrefour SA	2,117,464
107,830	Koninklijke Ahold NV	2,103,552
34,800	Matsumotokiyoshi Holdings Co. Ltd.	1,543,922
59,589	Whole Foods Market, Inc.	1,885,992

		7,650,930

Food, Beverage & Tobacco – 0.6%
26,991	Carlsberg A/S Class B	2,074,027
34,304	Keurig Green Mountain, Inc.	1,788,611

		3,862,638

Health Care Equipment & Services – 1.5%
13,386	Anthem, Inc.	1,874,040
55,987	Baxter International, Inc.	1,839,173
30,154	Quest Diagnostics, Inc.	1,853,566
39,748	Zimmer Biomet Holdings, Inc.	3,733,530

		9,300,309

Household & Personal Products – 0.3%
51,782	Unilever NV CVA	2,075,681

Insurance – 0.3%
362,453	Aegon NV	2,078,357

Materials – 2.0%
32,311	Akzo Nobel NV	2,101,484
213,000	Asahi Kasei Corp.	1,501,957
27,465	BASF SE	2,100,616
129,200	Hitachi Metals Ltd.	1,500,390
298,100	Mitsubishi Chemical Holdings Corp.	1,556,555
34,201	Reliance Steel & Aluminum Co.	1,847,196
310,000	Tosoh Corp.	1,491,901

		12,100,099

Media – 0.5%
37,400	CyberAgent, Inc.	1,463,040
82,042	TEGNA, Inc.	1,836,920

		3,299,960

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 2.0%
19,247	Gilead Sciences, Inc.	$ 1,889,863
19,970	Johnson & Johnson	1,864,199
46,100	Otsuka Holdings Co. Ltd.	1,472,045
7,840	Roche Holding AG	2,081,297
147,900	Sumitomo Dainippon Pharma Co. Ltd.	1,478,578
69,500	Tsumura & Co.	1,511,231
13,601	United Therapeutics Corp.*	1,784,995

		12,082,208

Retailing – 2.3%
31,927	Bed Bath & Beyond, Inc.*	1,820,478
51,369	Best Buy Co., Inc.	1,906,817
20,939	Dillard’s, Inc. Class A	1,829,859
73,014	DSW, Inc. Class A	1,847,985
39,571	Kohl’s Corp.	1,832,533
14,000	Shimamura Co. Ltd.	1,508,003
153,329	Staples, Inc.	1,798,549
60,558	The Gap, Inc.	1,725,903

		14,270,127

Semiconductors & Semiconductor Equipment – 0.9%
63,443	Intel Corp.	1,912,172
201,615	Marvell Technology Group Ltd.	1,824,616
129,774	Micron Technology, Inc.*	1,944,014

		5,680,802

Software & Services – 2.4%
26,688	AtoS	2,051,410
68,261	CA, Inc.	1,863,525
75,585	eBay, Inc.*	1,847,297
332,000	Fujitsu Ltd.	1,444,133
32,088	SAP SE	2,078,780
91,231	Symantec Corp.	1,776,268
64,703	Teradata Corp.*	1,873,799
189,276	Xerox Corp.	1,841,656

		14,776,868

Technology Hardware & Equipment – 3.6%
175,613	Brocade Communications Systems, Inc.	1,822,863
120,400	Brother Industries Ltd.	1,451,306
227,300	Citizen Holdings Co. Ltd.	1,570,932
77,992	EMC Corp.	1,884,287
143,400	Konica Minolta, Inc.	1,510,685
76,679	Lexmark International, Inc. Class A	2,222,157
972,000	Oki Electric Industry Co. Ltd.	1,515,718
48,900	Omron Corp.	1,471,997
34,728	QUALCOMM, Inc.	1,865,935
4,251	SanDisk Corp.	230,957
103,600	Seiko Epson Corp.	1,465,531
113,190	Trimble Navigation Ltd.*	1,858,580
26,932	Western Digital Corp.	2,139,478
144,300	Yokogawa Electric Corp.	1,510,396

		22,520,822

Telecommunication Services – 0.3%
1,670,623	Telecom Italia SpA*	2,058,752

Shares	Description		Value
Common Stocks – (continued)
Transportation – 0.7%
154,292	Deutsche Lufthansa AG (Registered)*		$ 2,147,866
76,839	Deutsche Post AG (Registered)		2,128,672

			4,276,538

Utilities – 0.4%
196,619	RWE AG		2,234,325

TOTAL COMMON STOCKS (Cost $233,359,178)			$214,314,676

Shares	Description	Rate	Value
Preferred Stock – 0.3%
Household & Personal Products
20,125	Henkel AG & Co. KGaA	1.310%	$ 2,072,783
(Cost $2,200,333)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d)(e) – 0.8%
UBS AG
$2,520,000	0.047%	05/31/16	$ 4,395,671
500,000	0.047(f)	10/31/16	500,000

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES (Cost $3,020,000)			$ 4,895,671

U.S. Treasury Obligation – 4.8%
United States Treasury Inflation-Protected Securities
$30,234,374	0.375%	07/15/25	$ 29,478,514
(Cost $29,865,086)

Investment Company(e)(g) – 40.3%
Goldman Sachs Financial Square Government Fund – FST Shares
250,152,756	0.025%		$250,152,756
(Cost $250,152,756)

TOTAL INVESTMENTS – 80.7% (Cost $518,597,353)			$500,914,400

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.2%			119,517,722

NET ASSETS – 100.0%			$620,432,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,895,671, which represents approximately 0.8% of net assets as of September 30, 2015.

(b)	Interest rate is LIBOR as of September 30, 2015 minus a spread.

(c)	Security is linked to the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMPETR is a commodity group sub index of the Bloomberg Commodity Index Total Return. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(d)	These Structured Notes take into consideration a leverage of factor 300% on the return of the underlying linked index.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

(f)	As of the trade date, September 30, 2015, the interest rate is 0.000%, and interest does not commence until October 7, 2015.

(g)	Represents an affiliated issuer.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	SEK	7,950,000	USD	950,434	12/16/15	$951,584	$1,150
	USD	6,524,342	CHF	6,320,000	12/16/15	6,503,165	21,177
	USD	335,429	DKK	2,220,000	12/16/15	333,095	2,334
	USD	30,260,476	EUR	26,860,000	12/16/15	30,053,184	207,292
	USD	22,992,536	JPY	2,754,000,000	12/16/15	22,987,820	4,716
	USD	3,145,116	NOK	26,100,000	12/16/15	3,062,112	83,004

TOTAL							$319,673

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD	4,711,391	CHF	4,580,000	12/16/15	$4,712,736	$(1,345)
	USD	4,716,424	DKK	31,591,093	12/16/15	4,740,011	(23,587)
	USD	23,574,590	EUR	21,180,000	12/16/15	23,697,932	(123,342)
	USD	44,009,108	JPY	5,286,000,000	12/16/15	44,122,591	(113,483)
	USD	4,017,943	SEK	33,750,000	12/16/15	4,039,744	(21,801)

TOTAL							$(283,558)

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	(81)	October 2015	$(7,625,417)	$(27,257)
Brent Crude Futures	(4)	November 2015	(196,200)	10,555
CAC 40 Index	14	October 2015	696,375	(13,589)
CBOE Volatility Index	(63)	October 2015	(1,450,575)	76,311
Cocoa Futures	6	December 2015	186,840	(5,226)
Coffee “C” Futures	(4)	December 2015	(182,025)	9,540
Corn Futures	4	December 2015	77,550	1,696
Cotton No. 2 Futures	4	December 2015	120,880	(8,864)
DAX Index	(4)	December 2015	(1,079,353)	(607)
Euro-Bund	7	December 2015	1,221,687	24,014
Feeder Cattle Futures	(1)	November 2015	(86,300)	6,462
FTSE 100 Index	67	December 2015	6,100,005	(57,638)
FTSE/MIB Index	(24)	December 2015	(2,847,895)	193
Hang Seng Index	1	October 2015	134,141	(6,995)
Hard Red Winter Wheat Futures	(3)	December 2015	(75,263)	1,384
IBEX 35 Index	(81)	October 2015	(8,634,868)	13,345
Lean Hogs Futures	(3)	December 2015	(80,070)	(3,593)
Lean Hogs Futures	(1)	December 2015	(52,370)	3,219
LME Nickel Futures	5	October 2015	311,295	16,542
LME Nickel Futures	(5)	October 2015	(311,295)	14,682
LME Nickel Futures	1	November 2015	62,328	3,677
LME Nickel Futures	(4)	November 2015	(249,312)	(13,130)
LME Primary Aluminum Futures	9	October 2015	354,881	(3,699)
LME Primary Aluminum Futures	(9)	October 2015	(354,881)	2,526
LME Primary Aluminum Futures	(1)	November 2015	(39,069)	1,093
Long Gilt	102	December 2015	18,371,017	44,759
Low Sulphur Gas Oil Futures	(2)	November 2015	(93,400)	4,898
mini MSCI Emerging Markets Index Futures	318	December 2015	12,578,490	(156,756)
Natural Gas Futures	(8)	October 2015	(201,920)	17,350
NY Harbor USLD Futures	(2)	October 2015	(129,142)	3,601

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

OMX Stockholm 30 Index	380	October 2015	$6,426,442	$(162,269)
Russell 2000 Mini Index	(2)	December 2015	(219,180)	4,116
S&P 500 E-Mini Index	362	December 2015	34,547,470	231,717
S&P/TSX 60 Index	51	December 2015	5,961,783	(57,242)
Soybean Futures	1	November 2015	44,600	911
SPI 200 Index	40	December 2015	3,514,413	(40,366)
Sugar #11 (World) Futures	3	February 2016	43,277	3,223
TSE TOPIX Index	(205)	December 2015	(24,120,160)	110,939
Wheat Futures	1	December 2015	25,638	1,449
WTI Crude Oil Futures	(2)	October 2015	(90,180)	3,197
10 Year Australian Government Bonds	14	December 2015	1,271,687	9,262
10 Year Japanese Government Bonds	21	December 2015	25,935,565	88,900

TOTAL				$152,330

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on September 30, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Markit CDX North America High Yield Index	$35,460	5.000%	12/20/20	5.030%	$109,613	$14,832
Markit CDX North America Investment Grade Index	20,960	1.000	12/20/20	0.934	91,000	5,870

TOTAL					$200,613	$20,702

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

$68,560	12/16/25	2.500%	3 Month LIBOR	$1,487,275	$1,180,453

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2015.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Deutsche Bank AG	FTSE NAREIT Mortgage Index(b)	$26,921	(0.284)%	06/23/16	$(840,364)
JPMorgan Chase Bank, N.A.	S&P GSCI Official Close Index(c)	6,012	(0.100)	01/06/16	(381,121)
UBS AG	S&P GSCI Official Close Index(c)	5,065	(0.120)	12/23/15	(79,905)

TOTAL					$(1,301,390)

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

(b)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(c)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$519,281,211

Gross unrealized gain	4,804,508
Gross unrealized loss	(23,171,319)

Net unrealized security loss	$(18,366,811)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Investment Company(a)(b) – 92.8%
Goldman Sachs Financial Square Government Fund – FST Shares
24,966,225	0.025%	$24,966,225

TOTAL INVESTMENTS – 92.8% (Cost $24,966,225)		$24,966,225

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.2%		1,927,708

NET ASSETS – 100.0%		$26,893,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represent an affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Merrill Lynch International	Bloomberg Aluminum Subindex	$1,206	(0.180)%	10/28/15	$(29,384)
	Bloomberg Brent Crude Subindex	1,539	(0.150)	10/28/15	(194,295)
	Bloomberg Coffee Subindex	430	(0.180)	10/28/15	(10,206)
	Bloomberg Cotton Subindex	432	(0.180)	10/28/15	(17,541)
	Bloomberg Gold Subindex	1,067	(0.180)	10/28/15	(16,312)
	Bloomberg Heating Oil Subindex	1,158	(0.150)	10/28/15	(121,956)
	Bloomberg Lean Hogs Subindex	558	(0.200)	10/28/15	32,203
	Bloomberg Live Cattle Subindex	982	(0.200)	10/28/15	(95,947)
	Bloomberg Natural Gas Subindex	2,285	(0.150)	10/28/15	(164,774)
	Bloomberg Nickel Subindex	558	(0.180)	10/28/15	18,234
	Bloomberg Platinum Subindex	1,539	(0.180)	10/28/15	(147,375)
	Bloomberg Silver Subindex	476	(0.180)	10/28/15	(2,222)
	Bloomberg Soybean Meal Subindex	783	(0.180)	10/28/15	(5,794)
	Bloomberg Soybean Oil Subindex	454	(0.180)	10/28/15	(14,620)
	Bloomberg Sugar Subindex	887	(0.180)	10/28/15	102,217
	Bloomberg Unleaded Gasoline Subindex	1,222	(0.150)	10/28/15	(88,688)
	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	1,631	(0.180)	10/28/15	131,644
UBS AG	Bloomberg Brent Crude Subindex	466	(0.130)	03/16/16	(14,635)
	Bloomberg Natural Gas Subindex	540	(0.180)	09/30/15	(21,988)
		550	(0.180)	01/23/16	(23,818)
		250	(0.180)	03/16/16	(18,736)
	Bloomberg Wheat Subindex	294	(0.170)	03/16/16	14,758

TOTAL					$(689,235)

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$24,966,225

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security loss	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d) – 7.6%
JPMorgan Chase Bank, N.A.(e)
$152,000	0.145%	01/26/16	$ 268,705
60,000	0.111	02/09/16	77,366
305,000	0.086	04/12/16	345,606
1,579,000	0.134	07/05/16	2,093,462
360,000	0.161	08/09/16	552,251
610,000	0.184	10/12/16	688,182
UBS AG(f)
165,000	0.186	12/14/15	297,537
250,000	0.137	01/19/16	403,525
290,000	0.161	02/09/16	412,145
270,000	0.171	05/16/16	374,147
250,000	0.186	06/14/16	334,480
250,000	0.136	07/11/16	287,486
1,010,000	0.161	08/09/16	1,160,064
250,000	0.174	08/29/16	240,165
450,000	0.186	09/13/16	445,096
480,000	0.044	09/30/16	438,652

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES (Cost $6,731,000)			$ 8,418,869

Shares	Distribution Rate		Value
Investment Company(d)(g) – 82.7%
Goldman Sachs Financial Square Government Fund – FST Shares
91,391,604	0.025%		$ 91,391,604
(Cost $91,391,604)

TOTAL INVESTMENTS – 90.3% (Cost $98,122,604)			$ 99,810,473

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.7%			10,663,955

NET ASSETS – 100.0%			$110,474,428

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,918,869, which represents approximately 7.6% of net assets as of September 30, 2015.

(b)	Interest rate is LIBOR as of September 30, 2015 minus a spread.

(c)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

(e)	Security is linked to the Bloomberg Industrial Metals Sub Index Total Return (the “BCOMINTR”), the Bloomberg Precious Metals Sub Index Total Return (the “BCOMPRTR”), and the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMINTR, BCOMPRTR and BCOMPETR are commodity group sub-indices of the Bloomberg Commodity Index Total Return. The BCOMINTR is composed of longer-dates futures contracts on aluminum, copper, nickel and zinc. The BCOMPRTR is composed of futures contracts on gold and silver. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(f)	Security is linked to the Bloomberg Grains Sub Index Total Return (the “BCOMGRTR”), the Bloomberg Livestock Sub Index Total Return (the “BCOMLITR”), and Bloomberg Softs Sub Index Total Return (the “BCOMSOTR”). The BCOMGRTR, BCOMLITR and BCOMSOTR are commodity group sub-indices of the Bloomberg Commodity Index Total Return. The BCOMGRTR is composed of futures contracts on corn, soybeans and wheat. The BCOMLITR is composed of futures contracts on live cattle and lean hogs. The BCOMSOTR is composed of futures contracts on coffee, cotton and sugar.

(g)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	60,000	USD	41,568	12/16/15	$41,942	$374
	BRL	6,660,000	USD	1,622,017	10/02/15	1,679,909	57,893
	CHF	13,000	USD	13,373	12/16/15	13,377	4
	COP	396,000,000	USD	126,396	12/16/15	127,094	698
	EUR	1,408,000	USD	1,574,138	12/16/15	1,575,387	1,249
	GBP	157,000	USD	237,327	12/16/15	237,429	102
	JPY	311,100,000	USD	2,590,103	12/16/15	2,596,772	6,669
	NZD	20,000	USD	12,473	12/16/15	12,716	242
	SEK	10,642,000	USD	1,270,960	12/16/15	1,273,806	2,846
	USD	3,684,376	AUD	5,260,000	12/16/15	3,676,911	7,465
	USD	1,755,837	BRL	6,380,000	10/02/15	1,609,282	146,555
	USD	4,050,848	CAD	5,340,000	12/16/15	4,000,209	50,639
	USD	47,508	CHF	46,000	12/16/15	47,334	174
	USD	2,840,746	CLP	,980,000,000	12/16/15	2,824,391	16,355
	USD	43,039	COP	32,000,000	12/16/15	42,365	674
	USD	132,186	CZK	3,200,000	12/16/15	131,830	356
	USD	526,119	EUR	467,000	12/16/15	522,518	3,601
	USD	8,508,085	GBP	5,542,000	12/16/15	8,381,083	127,002
	USD	3,410,900	IDR	0,220,000,000	12/16/15	3,324,966	85,934
	USD	3,557,030	KRW	,200,000,000	12/16/15	3,534,253	22,776
	USD	2,957,140	MXN	50,250,000	12/16/15	2,954,357	2,783
	USD	2,629,977	MYR	11,220,000	12/16/15	2,547,398	82,579
	USD	3,582,499	NOK	29,700,000	12/16/15	3,484,473	98,026
	USD	2,761,675	PLN	10,470,000	12/16/15	2,749,048	12,627
	USD	2,422,017	TRY	7,430,000	12/16/15	2,398,186	23,831
	USD	2,436,375	ZAR	33,740,000	12/17/15	2,401,356	35,019
	ZAR	2,240,000	USD	158,967	12/17/15	159,426	459

TOTAL							$786,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	120,000	USD	30,880	10/02/15	$30,269	$(612)
	CAD	122,000	USD	92,409	12/16/15	91,391	(1,019)
	CHF	165,000	USD	169,835	12/16/15	169,782	(53)
	CLP	70,000,000	USD	100,287	12/16/15	99,852	(434)
	EUR	156,000	USD	176,921	12/16/15	174,546	(2,376)
	GBP	2,298,750	USD	3,509,089	12/16/15	3,476,365	(32,724)
	HUF	476,000,000	USD	1,714,203	12/16/15	1,696,394	(17,810)
	MXN	1,000,000	USD	59,015	12/16/15	58,793	(221)
	PLN	3,660,000	USD	974,934	12/16/15	960,985	(13,949)
	SEK	9,676,000	USD	1,160,142	12/16/15	1,158,179	(1,962)
	USD	98,741	BRL	400,000	10/02/15	100,895	(2,154)
	USD	1,605,632	BRL	6,660,000	11/04/15	1,660,309	(54,677)
	USD	156,495	CLP	110,000,000	12/16/15	156,910	(416)
	USD	1,775,196	COP	5,654,000,000	12/16/15	1,814,623	(39,427)
	USD	1,513,883	EUR	1,360,000	12/16/15	1,521,681	(7,798)
	USD	2,534,038	HUF	712,000,000	12/16/15	2,537,463	(3,425)
	USD	4,307,287	INR	290,000,000	12/16/15	4,364,542	(57,255)
	USD	3,821,645	JPY	458,977,000	12/16/15	3,831,111	(9,466)
	USD	83,458	KRW	100,000,000	12/16/15	84,148	(690)
	USD	3,561,690	NZD	5,620,000	12/16/15	3,573,125	(11,435)
	USD	1,196,246	RUB	84,000,000	12/16/15	1,249,987	(53,741)
	USD	4,205,005	SEK	35,318,600	12/16/15	4,227,499	(22,494)
	USD	6,367	TRY	20,000	12/16/15	6,456	(89)

TOTAL							$(334,227)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	14	October 2015	$1,317,973	$39,016
BIST 30 Index	(756)	October 2015	(2,298,974)	(44,409)
CAC 40 Index	30	October 2015	1,492,232	41,534
DAX Index	4	December 2015	1,079,353	27,454
DJIA Mini-e-CBOT	(15)	December 2015	(1,212,900)	2,418
FTSE 100 Index	5	December 2015	455,224	7,600
FTSE/JSE Top 40 Index	(77)	December 2015	(2,516,661)	(66,606)
FTSE/MIB Index	15	December 2015	1,779,934	55,952
Hang Seng Index	6	October 2015	804,846	(9,520)
H-Shares Index	(27)	October 2015	(1,633,402)	103,730
IBEX 35 Index	9	October 2015	959,430	27,459
KOSPI 200 Index	(33)	December 2015	(3,290,812)	(96,465)
MSCI Taiwan Index	(88)	October 2015	(2,653,200)	63,424
NASDAQ 100 E-mini Index	(2)	December 2015	(166,520)	4,847
Nikkei 225 Index	(1)	December 2015	(144,959)	5,198
OMX Stockholm 30 Index	72	October 2015	1,217,642	25,829
Russell 2000 Mini Index	(8)	December 2015	(876,720)	39,064
S&P 500 E-Mini Index	10	December 2015	954,350	(5,918)
S&P/TSX 60 Index	4	December 2015	467,591	558
SET50 Index	(620)	December 2015	(2,918,672)	58,931
SGX S&P CNX Nifty Index	(186)	October 2015	(2,967,072)	(4,208)
SPI 200 Index	5	December 2015	439,302	(4,386)
TSE TOPIX Index	14	December 2015	1,647,230	(5,694)

TOTAL				$265,808

SWAP CONTRACTS — At September 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	184,150	12/16/16	0.250%	6 Month EURIBOR	$(9,565)	$477,587
	GBP	136,900	12/16/16	1.000	6 Month LIBOR	343,163	30,395
	SEK	1,138,210	12/16/16	0.250	3 Month STIBOR	(25,753)	741,701
		$200,110	12/16/16	0.850	3 Month LIBOR	(199,836)	696,309
	EUR	28,230	12/16/17	0.250	6 Month EURIBOR	(12,337)	132,990
	GBP	19,980	12/16/17	1.250	6 Month LIBOR	94,378	51,943
	JPY	10,887,610	12/16/17	6 Month LIBOR	0.250%	(4,791)	(255,253)
		$121,470	12/16/17	1.250	3 Month LIBOR	816,558	118,300
	CAD	7,000	12/16/25	2.000	3 Month BA	(29,625)	71,237
	CHF	5,230	12/16/25	0.500	6 Month LIBOR	33,181	113,478
	EUR	9,550	12/16/25	1.250	6 Month EURIBOR	(50,430)	308,550
	GBP	6,510	12/16/25	6 Month LIBOR	2.000	(126,980)	—
	JPY	5,183,840	12/16/25	0.750	6 Month LIBOR	(119,985)	1,061,386
	SEK	44,370	12/16/25	1.500	3 Month STIBOR	(33,317)	76,144
		$19,690	12/16/25	2.500	3 Month LIBOR	416,659	351,492
	EUR	6,780	12/16/45	6 Month EURIBOR	1.750	33,719	(438,579)
	GBP	2,160	12/16/45	2.250	6 Month LIBOR	(191,307)	321,537
	JPY	924,100	12/16/45	6 Month LIBOR	1.500	33,080	(286,771)
		$17,380	12/16/45	3 Month LIBOR	3.000	(1,121,674)	(517,458)

TOTAL						$(154,862)	$3,054,988

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2015.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$98,122,604

Gross unrealized gain	1,743,956
Gross unrealized loss	(56,087)

Net unrealized security gain	$1,687,869

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Australia – 5.8%
9,436	Charter Hall Group (REIT)	$ 28,973
28,120	GPT Group (REIT)	89,370
47,584	Mirvac Group (REIT)	57,775

		176,118

Canada – 2.5%
2,409	RioCan Real Estate Investment Trust (REIT)	45,978
1,347	Smart Real Estate Investment Trust (REIT)	30,866

		76,844

Finland – 1.2%
15,479	Citycon OYJ (Retail)*	38,090

France – 3.2%
2,115	Klepierre (REIT)	95,857

Germany – 2.2%
2,457	Deutsche Wohnen AG (Residential)	65,711

Hong Kong – 5.9%
10,000	China Overseas Land & Investment Ltd. (Diversified)	30,404
8,700	Hongkong Land Holdings Ltd. (Office)	57,610
7,000	Sun Hung Kai Properties Ltd. (Diversified)	91,303

		179,317

Japan – 11.4%
35	Japan Retail Fund Investment Corp. (REIT)	67,720
3,000	Mitsubishi Estate Co. Ltd. (Diversified)	61,283
5,000	Mitsui Fudosan Co. Ltd. (Office)	137,057
20	Nippon Prologis REIT, Inc. (REIT)	36,290
2,900	Sekisui House Ltd. (Residential)	45,425

		347,775

Singapore – 2.7%
7,100	City Developments Ltd. (Diversified)	38,471
46,000	Fortune Real Estate Investment Trust (REIT)	43,176

		81,647

Spain – 1.5%
3,756	Merlin Properties Socimi SA (REIT)*	44,734

Switzerland – 1.6%
609	PSP Swiss Property AG (Registered) (Office)*	50,067

United Kingdom – 7.3%
4,732	Big Yellow Group PLC (REIT)	51,875
5,526	British Land Co. PLC (REIT)	70,178
767	Derwent London PLC (REIT)	42,278
5,973	Hammerson PLC (REIT)	56,401

		220,732

Shares	Description	Value
Common Stocks – (continued)
United States – 52.5%
1,835	Acadia Realty Trust (REIT)	$ 55,178
494	American Tower Corp. (REIT)	43,462
684	AvalonBay Communities, Inc. (REIT)	119,577
854	Boston Properties, Inc. (REIT)	101,114
2,892	Brixmor Property Group, Inc. (REIT)	67,904
1,819	Chesapeake Lodging Trust (REIT)	47,403
1,206	CyrusOne, Inc. (REIT)	39,388
3,434	DDR Corp. (REIT)	52,815
347	Federal Realty Investment Trust (REIT)	47,348
1,025	Highwoods Properties, Inc. (REIT)	39,719
570	Hyatt Hotels Corp. Class A (Hotels)*	26,847
969	Mid-America Apartment Communities, Inc. (REIT)	79,332
2,098	Parkway Properties, Inc. (REIT)	32,645
2,650	Physicians Realty Trust (REIT)	39,988
1,231	Post Properties, Inc. (REIT)	71,755
2,627	Prologis, Inc. (REIT)	102,190
521	PS Business Parks, Inc. (REIT)	41,357
447	Public Storage (REIT)	94,599
2,219	RLJ Lodging Trust (REIT)	56,074
1,086	Simon Property Group, Inc. (REIT)	199,520
499	Sovran Self Storage, Inc. (REIT)	47,056
1,757	Ventas, Inc. (REIT)	98,497
1,002	Vornado Realty Trust (REIT)	90,601

		1,594,369

TOTAL COMMON STOCKS (Cost $2,937,675)		$2,971,261

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund – FST Shares
3	0.025%	$ 3
(Cost $3)

TOTAL INVESTMENTS – 97.8% (Cost $2,937,678)		$2,971,264

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		66,816

NET ASSETS – 100.0%		$3,038,080

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on September 30, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,937,678

Gross unrealized gain	70,807
Gross unrealized loss	(37,221)

Net unrealized security gain	$33,586

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Australia – 11.3%
895,748	Charter Hall Group (REIT) (Diversified)	$ 2,750,367
670,559	Dexus Property Group (REIT) (Diversified)	3,381,580
3,399,021	Federation Centres (REIT) (Retail)	6,563,654
3,106,228	GPT Group (REIT) (Diversified)	9,872,129
4,258,332	Mirvac Group (REIT) (Diversified)	5,170,329
1,187,724	Stockland (REIT) (Diversified)	3,226,824
1,378,009	Westfield Corp. Trust (REIT) (Retail)	9,696,633

		40,661,516

Canada – 5.7%
92,507	Allied Properties Real Estate Investment Trust (REIT) (Office)	2,421,333
176,578	Artis Real Estate Investment Trust (REIT) (Retail)	1,677,789
94,094	Canadian Apartment Properties Real Estate Investment Trust (REIT) (Residential)	2,001,040
64,091	Canadian Real Estate Investment Trust (REIT) (Diversified)	1,967,634
48,296	Granite Real Estate Investment Trust (REIT) (Industrial)	1,360,033
213,617	H&R Real Estate Investment Trust (REIT) (Diversified)	3,292,695
257,980	RioCan Real Estate Investment Trust (REIT) (Retail)	4,923,755
126,050	Smart Real Estate Investment Trust (REIT) (Retail)	2,888,429

		20,532,708

Finland – 1.2%
1,737,767	Citycon OYJ (Retail)*	4,276,231

France – 11.3%
48,196	Fonciere Des Regions (REIT) (Diversified)	4,202,442
343,659	Klepierre (REIT) (Retail)	15,575,443
80,715	Unibail-Rodamco SE (REIT) (Retail)	20,920,033

		40,697,918

Germany – 3.5%
467,638	Deutsche Wohnen AG (Residential)	12,506,732

Hong Kong – 15.8%
1,138,000	China Overseas Land & Investment Ltd. (Diversified)	3,459,953
4,078,000	Fortune Real Estate Investment Trust (REIT) (Retail)	3,827,684
1,366,000	Hongkong Land Holdings Ltd. (Office)	9,045,379
1,403,500	Kerry Properties Ltd. (Diversified)	3,853,458
7,880,000	Mapletree Greater China Commercial Trust (REIT) (Retail)	5,158,461

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
5,007,026	Sino Land Co. Ltd. (Diversified)	$ 7,623,752
1,405,475	Sun Hung Kai Properties Ltd. (Diversified)	18,332,050
1,015,000	The Link REIT (REIT) (Retail)	5,588,012

		56,888,749

India – 0.5%
403,276	Sobha Ltd. (Residential)	1,713,620

Japan – 23.6%
1,140	Comforia Residential REIT, Inc. (REIT) (Residential)	2,147,556
4,981	Japan Retail Fund Investment Corp. (REIT) (Retail)	9,637,536
1,131,000	Mitsubishi Estate Co. Ltd. (Diversified)	23,103,527
636,000	Mitsui Fudosan Co. Ltd. (Office)	17,433,640
1,999	Nippon Prologis REIT, Inc. (REIT) (Industrial)	3,627,160
6,285	Nomura Real Estate Master Fund, Inc. (REIT) (Residential)	7,977,113
322,200	Sekisui House Ltd. (Residential)	5,046,916
369,000	Sumitomo Realty & Development Co. Ltd. (Office)	11,744,325
1,154	Top REIT, Inc. (REIT) (Diversified)	4,456,842

		85,174,615

Netherlands – 1.2%
72,835	Wereldhave NV (REIT) (Diversified)	4,204,142

Norway – 0.5%
223,661	Entra ASA (Office)(a)	1,806,590

Singapore – 2.8%
1,318,100	City Developments Ltd. (Diversified)	7,142,046
6,702,770	OUE Commercial Real Estate Investment Trust (REIT) (Diversified)	3,016,301

		10,158,347

Spain – 2.8%
861,790	Merlin Properties Socimi SA (REIT) (Diversified)*	10,263,838

Sweden – 1.1%
313,481	Hufvudstaden AB Class A (Diversified)	4,107,624

Switzerland – 1.8%
80,566	PSP Swiss Property AG (Registered) (Office)*	6,623,406

Taiwan – 0.3%
876,225	Chong Hong Construction Co. (Residential)	1,154,423

United Kingdom – 14.2%
634,807	Big Yellow Group PLC (REIT) (Industrial)	6,959,181

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
915,189	British Land Co. PLC (REIT) (Diversified)	$ 11,622,567
168,789	Derwent London PLC (REIT) (Office)	9,303,777
1,022,642	Hammerson PLC (REIT) (Retail)	9,656,465
345,957	Helical Bar PLC (Diversified)	2,148,762
390,074	Kennedy Wilson Europe Real Estate PLC (Other)	6,715,161
485,610	Unite Group PLC (Residential)	4,801,263

		51,207,176

TOTAL INVESTMENTS – 97.6% (Cost $353,057,904)		$351,977,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		8,525,858

NET ASSETS – 100.0%		$360,503,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,806,590, which represents approximately 0.5% of net assets as of September 30, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$370,858,303

Gross unrealized gain	29,732,995
Gross unrealized loss	(48,613,663)

Net unrealized security loss	$(18,880,668)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Commercial – 26.8%
103,213	Alexandria Real Estate Equities, Inc. (REIT)	$ 8,739,045
124,793	BioMed Realty Trust, Inc. (REIT)	2,493,364
256,452	Boston Properties, Inc. (REIT)	30,363,917
494,592	CyrusOne, Inc. (REIT)	16,153,375
215,348	Highwoods Properties, Inc. (REIT)	8,344,735
319,848	Liberty Property Trust (REIT)	10,078,410
576,692	Parkway Properties, Inc. (REIT)	8,973,327
647,792	Prologis, Inc. (REIT)	25,199,109
113,343	PS Business Parks, Inc. (REIT)	8,997,167
309,190	Vornado Realty Trust (REIT)	27,956,960

		147,299,409

Health Care – 9.9%
191,128	Care Capital Properties, Inc. (REIT)	6,293,845
180,568	HCP, Inc. (REIT)	6,726,158
271,888	Physicians Realty Trust (REIT)	4,102,790
443,552	Ventas, Inc. (REIT)	24,865,525
186,266	Welltower, Inc. (REIT)	12,613,934

		54,602,252

Leisure – 8.5%
578,542	Chesapeake Lodging Trust (REIT)	15,076,805
65,683	Hyatt Hotels Corp. Class A*	3,093,669
302,616	Pebblebrook Hotel Trust (REIT)	10,727,737
585,993	RLJ Lodging Trust (REIT)	14,808,043
220,831	Strategic Hotels & Resorts, Inc. (REIT)*	3,045,260

		46,751,514

Multifamily – 16.4%
197,210	AvalonBay Communities, Inc. (REIT)	34,476,252
152,861	Equity Residential (REIT)	11,482,918
32,011	Essex Property Trust, Inc. (REIT)	7,151,898
229,245	Mid-America Apartment Communities, Inc. (REIT)	18,768,288
315,013	Post Properties, Inc. (REIT)	18,362,108

		90,241,464

Other – 1.8%
109,747	American Tower Corp. (REIT)	9,655,541

Retail – 23.2%
406,854	Acadia Realty Trust (REIT)	12,234,100
813,858	Brixmor Property Group, Inc. (REIT)	19,109,386
938,723	DDR Corp. (REIT)	14,437,560
100,088	Federal Realty Investment Trust (REIT)	13,657,007
349,252	Simon Property Group, Inc. (REIT)	64,164,577
48,960	The Macerich Co. (REIT)	3,761,107

		127,363,737

Shares	Description	Value
Common Stocks – (continued)
Self Storage – 9.0%
167,988	Public Storage (REIT)	$ 35,551,300
144,532	Sovran Self Storage, Inc. (REIT)	13,629,368

		49,180,668

TOTAL INVESTMENTS – 95.6% (Cost $407,143,604)		$525,094,585

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.4%		24,050,743

NET ASSETS – 100.0%		$549,145,328

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$407,179,587

Gross unrealized gain	122,060,708
Gross unrealized loss	(4,145,710)

Net unrealized security gain	$117,914,998

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFS) are valued at the NAV per share of the Institutional Share class (the FST Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

The Underlying Funds may invest in unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2015:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$122,609,342	$—	$—
Exchange Traded Funds	58,380,436	—	—
Investment Company	890,408,837	—	—
Total	$1,071,398,615	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$600,901	$—
Futures Contracts	4,718,202	—	—
Credit Default Swap Contrats	—	449,824	—
Total Return Swap Contracts	—	1,400,567	—
Total	$4,718,202	$2,451,292	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(118,609)	$—
Futures Contracts(b)	(5,077,889)	—	—
Total Return Swap Contracts(b)	—	(426,931)	—
Written Options Contracts	(7,345,137)	—	—
Total	$(12,423,026)	$(545,540)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$419,509,341	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	160,897,461	—	—
Asset-Backed Securities	—	189,818	—
Investment Company	136,480,276	—	—
Total	$297,377,737	$419,699,159	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(341,620,322)	$—

Derivative Type
Assets(b)
Futures Contracts	$135,539	$—	$—
Interest Rate Swap Contracts	—	15,157	—
Total	$135,539	$15,157	$—
Liabilities(b)
Futures Contracts	$(929,752)	$—	$—
Interest Rate Swap Contracts	—	(1,139,210)	—
Total Return Swap Contracts	—	(44,210,090)	—
Total	$(929,752)	$(45,349,300)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$60,308,091	$—
Europe	3,737,593	62,607,546	—
North America	89,734,229	—	—
Investment Company	250,152,756	—	—
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	29,478,514	—	—
Commodity Index-Linked Structured Notes	—	4,895,671	—
Total	$373,103,092	$127,811,308	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$319,673	$—
Futures Contracts	709,561	—	—
Credit Default Swap Contracts	—	20,702	—
Interest Rate Swap Contracts	—	1,180,453	—
Total	$709,561	$1,520,828	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(283,558)	$—
Futures Contracts	(557,231)	—	—
Total Return Swap Contracts	—	(1,301,390)	—
Total	$(557,231)	$(1,584,948)	$—

DYNAMIC COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$24,966,225	$—	$—

Derivative Type
Assets(b)
Total Return Swap Contracts	$—	$299,056	$—
Liabilities(b)
Total Return Swap Contracts	$—	$(988,291)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index-Linked Structured Notes	$—	$8,418,869	$—
Investment Company	91,391,604	—	—
Total	$91,391,604	$8,418,869	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$786,932	$—
Futures Contracts	503,014	—	—
Interest Rate Swap Contracts	—	4,553,049	—
Total	$503,014	$5,339,981	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(334,227)	$—
Futures Contracts	(237,206)	—	—
Interest Rate Swap Contracts	—	(1,498,061)	—
Total	$(237,206)	$(1,832,288)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$608,739	$—
Australia and Oceania	—	176,118	—
Europe	—	515,191	—
North America	1,671,213	—	—
Investment Company	3	—	—
Total	$1,671,216	$1,300,048	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$155,089,754	$—
Australia and Oceania	—	40,661,516	—
Europe	—	135,693,657	—
North America	20,532,708	—	—
Total	$20,532,708	$331,444,927	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$525,094,585	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Global Real Estate Securities, International Real Estate Securities and the Real Estate Securities Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Tax Risk — The Absolute Return Tracker, Commodity Strategy, Dynamic Allocation, Dynamic Commodity Strategy and Managed Futures Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. However, the Dynamic Commodity Strategy and Managed Futures Strategy Funds have not received such a PLR, and are not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, The Dynamic Commodity Strategy and Managed Futures Strategy Funds have obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date November 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 27, 2015

*	Print the name and title of each signing officer under his or her signature.